VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
Netherlands : 6.4%
ASML Holding N.V. (USD) 1,728,219 $ 1,848,952,379
NXP Semiconductors NV
(USD) 2,535,250 550,301,365
2,399,253,744
Switzerland : 0.7%
STMicroelectronics N.V.
(USD) † 9,719,851 252,132,935
Underline
Taiwan : 10.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 12,850,080 3,905,010,811
Underline
United States : 82.4%
Advanced Micro Devices,
Inc. * 8,736,423 1,870,992,350
Analog Devices, Inc. 5,875,553 1,593,449,974
Applied Materials, Inc. 6,327,381 1,626,073,643
Broadcom, Inc. 9,086,264 3,144,755,970
Cadence Design Systems,
Inc. * 3,185,590 995,751,722
Intel Corp. * 42,691,936 1,575,332,438
KLA Corp. 1,405,258 1,707,500,891
Lam Research Corp. 10,346,951 1,771,191,072
Marvell Technology, Inc. 9,045,957 768,725,426
Microchip Technology, Inc. 5,684,412 362,210,733
Micron Technology, Inc. 6,601,857 1,884,236,006
Number
of Shares Value
United States (continued)
Monolithic Power Systems,
Inc. 447,113 $ 405,245,339
NVIDIA Corp. 42,102,944 7,852,199,056
ON Semiconductor Corp. * 3,755,354 203,352,419
Qorvo, Inc. * 889,713 75,189,646
Qualcomm, Inc. 9,554,776 1,634,344,435
Skyworks Solutions, Inc. 1,475,719 93,575,342
Synopsys, Inc. * 2,338,950 1,098,651,594
Teradyne, Inc. 1,786,413 345,778,100
Texas Instruments, Inc. 9,583,184 1,662,586,592
Universal Display Corp. 485,971 56,751,693
30,727,894,441
Total Common Stocks
(Cost: $34,573,908,864) 37,284,291,931
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $364,889)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 364,889 364,889
Total Investments: 99.9%
(Cost: $34,574,273,753) 37,284,656,820
Other assets less liabilities: 0.1% 19,830,685
NET ASSETS: 100.0% $ 37,304,487,505
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $6,461,654.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 37,284,291,931 $ — $ — $ 37,284,291,931
Money Market Fund 364,889 — — 364,889
Total Investments $ 37,284,656,820 $ — $ — $ 37,284,656,820